United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Hermes Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/24

Date of Reporting Period: Six months ended 03/31/24

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2024

Share Class | Ticker	A | VSFAX	C | VSFCX	R | VSFRX
	Institutional | VSFIX	R6 | VSFSX

Federated Hermes Clover Small Value Fund
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2023 through March 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	26.3%
Industrials	16.9%
Consumer Discretionary	12.7%
Real Estate	8.9%
Energy	7.5%
Health Care	6.5%
Information Technology	5.9%
Materials	5.5%
Utilities	3.7%
Consumer Staples	2.9%
Communication Services	1.8%
Securities Lending Collateral[2]	1.2%
Cash Equivalents[3]	1.1%
Other Assets and Liabilities—Net[4]	(0.9)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS— 98.6%
		Communication Services— 1.8%
42,073	[1]	Criteo S.A., ADR	$ 1,475,500
47,442	[1]	Yelp, Inc.	1,869,215
		TOTAL	3,344,715
		Consumer Discretionary— 12.7%
21,248		Academy Sports and Outdoors, Inc.	1,435,090
73,596	[1]	Adient PLC	2,422,780
9,972	[1]	Asbury Automotive Group, Inc.	2,351,198
41,370		Boyd Gaming Corp.	2,785,029
37,852		Century Communities, Inc.	3,652,718
27,520		Meritage Corp.	4,828,659
14,047	[1]	Ollie’s Bargain Outlet Holdings, Inc.	1,117,720
16,293		Signet Jewelers Ltd.	1,630,441
56,047		Travel + Leisure Co.	2,744,061
9,507	[1]	Visteon Corp.	1,118,118
		TOTAL	24,085,814
		Consumer Staples— 2.9%
55,365	[1]	Pilgrim’s Pride Corp.	1,900,127
22,700		PriceSmart, Inc.	1,906,800
162,081		Vector Group Ltd.	1,776,408
		TOTAL	5,583,335
		Energy— 7.5%
16,247		Chord Energy Corp.	2,895,865
39,439		Civitas Resources, Inc.	2,993,815
90,267		Northern Oil and Gas, Inc.	3,581,795
27,674		PBF Energy, Inc.	1,593,192
124,019		TechnipFMC PLC	3,114,117
		TOTAL	14,178,784
		Financials— 26.3%
161,081	[2]	AGNC Investment Corp.	1,594,702
29,239		Axis Capital Holdings Ltd.	1,901,120
112,284		Cadence Bank	3,256,236
45,806		CNO Financial Group, Inc.	1,258,749
132,621		Columbia Banking Systems, Inc.	2,566,216
252,934		First Commonwealth Financial Corp.	3,520,841
299,111		FNB Corp. (PA)	4,217,465
11,179		Hanover Insurance Group, Inc.	1,522,244
44,622	[1]	I3 Verticals, Inc.	1,021,398
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
119,279		OceanFirst Financial Corp.	$ 1,957,368
264,394		Old National Bancorp	4,603,100
44,535		Pennymac Financial Services, Inc.	4,056,693
43,665		Prosperity Bancshares, Inc.	2,872,284
247,672	[1]	Repay Holdings Corp.	2,724,392
37,158		Seacoast Banking Corp. of Florida	943,442
53,161		South State Corp.	4,520,280
35,850		Stifel Financial Corp.	2,802,394
43,502		Wintrust Financial Corp.	4,541,174
		TOTAL	49,880,098
		Health Care— 6.5%
293,057	[1]	ADMA Biologics, Inc.	1,934,176
66,764	[1]	Avanos Medical, Inc.	1,329,271
11,339	[1]	Biohaven Ltd.	620,130
55,000	[1]	Envista Holdings Corp.	1,175,900
38,530	[1]	Halozyme Therapeutics, Inc.	1,567,400
21,546	[1]	Harmony Biosciences Holdings, Inc.	723,515
60,881	[1]	Pacira BioSciences, Inc.	1,778,943
107,243	[1]	R1 RCM, Inc.	1,381,290
73,087	[1]	Revance Therapeutics, Inc.	359,588
8,892	[1]	Tenet Healthcare Corp.	934,638
17,516	[1]	Twist Bioscience Corp.	600,974
		TOTAL	12,405,825
		Industrials— 16.9%
9,541		ArcBest Corp.	1,359,593
51,870	[1]	Blue Bird Corp.	1,988,696
13,781	[1]	BlueLinx Holdings, Inc.	1,794,837
16,329		Boise Cascade Co.	2,504,379
7,345	[1]	Casella Waste Systems, Inc.	726,200
6,904		Encore Wire Corp.	1,814,233
66,029		Enerpac Tool Group Corp.	2,354,594
20,337		EnPro, Inc.	3,432,275
20,628		Esab Corp.	2,280,838
17,885		Federal Signal Corp.	1,517,900
23,215	[1]	Gibraltar Industries, Inc.	1,869,504
38,750		H&E Equipment Services, Inc.	2,486,975
34,958	[1]	Hub Group, Inc.	1,510,885
74,806	[1]	JELD-WEN Holding, Inc.	1,588,131
12,748		MOOG, Inc., Class A	2,035,218
62,936		Schneider National, Inc.	1,424,871
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
71,792		Vestis Corp.	$ 1,383,432
		TOTAL	32,072,561
		Information Technology— 5.9%
18,255		Avnet, Inc.	905,083
39,331	[1]	Cleanspark, Inc.	834,211
13,261	[1]	Diodes, Inc.	934,901
9,323	[1]	IPG Photonics Corp.	845,503
49,846	[1]	Netgear, Inc.	786,071
23,452	[1]	Perficient, Inc.	1,320,113
124,360	[1]	TTM Technologies, Inc.	1,946,234
95,949	[1]	Verint Systems, Inc.	3,180,709
64,577	[1]	Yext, Inc.	389,399
		TOTAL	11,142,224
		Materials— 5.5%
35,182		Ashland, Inc.	3,425,671
65,143		Commercial Metals Corp.	3,828,454
259,575	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
43,515	[1,2]	MP Materials Corp.	622,265
57,534	[1]	Summit Materials, Inc.	2,564,290
		TOTAL	10,440,680
		Real Estate— 8.9%
92,340		Corporate Office Properties Trust	2,231,858
71,176		EPR PPTYS	3,021,421
195,723		Kite Realty Group Trust	4,243,275
107,719		Macerich Co. (The)	1,855,998
73,427		Park Hotels & Resorts, Inc.	1,284,238
108,598		STAG Industrial, Inc.	4,174,507
		TOTAL	16,811,297
		Utilities— 3.7%
44,284		Allete, Inc.	2,641,098
27,102		Idacorp, Inc.	2,517,505
35,029		Northwestern Energy Group, Inc.	1,784,027
		TOTAL	6,942,630
		TOTAL COMMON STOCKS (IDENTIFIED COST $154,395,407)	186,887,963
		INVESTMENT COMPANIES— 2.3%
2,240,177		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[4]	2,240,177
Semi-Annual Shareholder Report
4

Shares		Value
	INVESTMENT COMPANIES— continued
2,029,395	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.37%[4]	$ 2,029,598
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,269,775)	4,269,775
	TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $158,665,182)[5]	191,157,738
	OTHER ASSETS AND LIABILITIES - NET—(0.9)%[6]	(1,624,780)
	TOTAL NET ASSETS—100%	$189,532,958
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares*	Total of Affiliated Transactions
Value as of 9/30/2023	$7,646,298	$1,285,490	$8,931,788
Purchases at Cost	$26,029,586	$10,920,545	$36,950,131
Proceeds from Sales	$(31,647,548)	$(9,965,858)	$(41,613,406)
Change in Unrealized Appreciation/ Depreciation	$(321)	$—	$(321)
Net Realized Gain/(Loss)	$1,583	$—	$1,583
Value as of 3/31/2024	$2,029,598	$2,240,177	$4,269,775
Shares Held as of 3/31/2024	2,029,395	2,240,177	4,269,572
Dividend Income	$91,146	$19,423	$110,569

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Shareholder Report
5

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$175,723,875	$—	$0	$175,723,875
International	11,164,088	—	—	11,164,088
Investment Companies	4,269,775	—	—	4,269,775
TOTAL SECURITIES	$191,157,738	$—	$0	$191,157,738

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.30	$22.63	$28.03	$17.10	$19.23	$26.36
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.26	0.16	0.10	0.03	0.05
Net realized and unrealized gain (loss)	3.86	1.48	(3.23)	10.86	(2.09)	(3.03)
Total From Investment Operations	4.03	1.74	(3.07)	10.96	(2.06)	(2.98)
Less Distributions:
Distributions from net investment income	(0.28)	(0.04)	(0.08)	(0.03)	(0.07)	(0.02)
Distributions from net realized gain	(0.43)	(2.03)	(2.25)	—	—	(4.13)
Total Distributions	(0.71)	(2.07)	(2.33)	(0.03)	(0.07)	(4.15)
Net Asset Value, End of Period	$25.62	$22.30	$22.63	$28.03	$17.10	$19.23
Total Return[2]	18.36%	7.33%	(12.29)%	64.10%	(10.77)%	(11.25)%
Ratios to Average Net Assets:
Net expenses[3]	1.13%[4]	1.13%	1.13%	1.23%	1.26%	1.26%
Net investment income	1.42%[4]	1.09%	0.62%	0.38%	0.16%	0.26%
Expense waiver/reimbursement[5]	0.35%[4]	0.32%	0.33%	0.30%	0.21%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,592	$55,009	$58,331	$70,636	$45,527	$62,463
Portfolio turnover[6]	34%	92%	94%	86%	89%	74%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.93	$20.53	$25.75	$15.81	$17.85	$24.95
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.06	(0.04)	(0.09)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	3.44	1.37	(2.93)	10.03	(1.94)	(2.88)
Total From Investment Operations	3.51	1.43	(2.97)	9.94	(2.04)	(2.97)
Less Distributions:
Distributions from net investment income	(0.11)	—	—	—	—	—
Distributions from net realized gain	(0.43)	(2.03)	(2.25)	—	—	(4.13)
Total Distributions	(0.54)	(2.03)	(2.25)	—	—	(4.13)
Net Asset Value, End of Period	$22.90	$19.93	$20.53	$25.75	$15.81	$17.85
Total Return[2]	17.92%	6.50%	(13.00)%	62.87%	(11.43)%	(11.94)%
Ratios to Average Net Assets:
Net expenses[3]	1.92%[4]	1.92%	1.92%	2.00%	2.04%	2.01%
Net investment income (loss)	0.63%[4]	0.31%	(0.16)%	(0.40)%	(0.63)%	(0.50)%
Expense waiver/reimbursement[5]	0.32%[4]	0.30%	0.31%	0.28%	0.22%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,820	$6,253	$6,498	$8,074	$5,716	$9,446
Portfolio turnover[6]	34%	92%	94%	86%	89%	74%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.73	$22.10	$27.44	$16.74	$18.83	$25.93
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.23	0.14	0.09	0.03	0.05
Net realized and unrealized gain (loss)	3.75	1.45	(3.15)	10.64	(2.05)	(2.99)
Total From Investment Operations	3.90	1.68	(3.01)	10.73	(2.02)	(2.94)
Less Distributions:
Distributions from net investment income	(0.26)	(0.02)	(0.08)	(0.03)	(0.07)	(0.03)
Distributions from net realized gain	(0.43)	(2.03)	(2.25)	—	—	(4.13)
Total Distributions	(0.69)	(2.05)	(2.33)	(0.03)	(0.07)	(4.16)
Net Asset Value, End of Period	$24.94	$21.73	$22.10	$27.44	$16.74	$18.83
Total Return[2]	18.28%	7.23%	(12.36)%	64.12%	(10.78)%	(11.27)%
Ratios to Average Net Assets:
Net expenses[3]	1.22%[4]	1.22%	1.22%	1.25%	1.27%	1.32%
Net investment income	1.34%[4]	1.01%	0.53%	0.38%	0.16%	0.24%
Expense waiver/reimbursement[5]	0.49%[4]	0.46%	0.46%	0.51%	0.46%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,282	$12,179	$11,898	$14,260	$9,646	$13,675
Portfolio turnover[6]	34%	92%	94%	86%	89%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.37	$22.69	$28.11	$17.13	$19.29	$26.48
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.32	0.23	0.16	0.07	0.10
Net realized and unrealized gain (loss)	3.87	1.49	(3.24)	10.89	(2.08)	(3.06)
Total From Investment Operations	4.06	1.81	(3.01)	11.05	(2.01)	(2.96)
Less Distributions:
Distributions from net investment income	(0.34)	(0.10)	(0.16)	(0.07)	(0.15)	(0.10)
Distributions from net realized gain	(0.43)	(2.03)	(2.25)	—	—	(4.13)
Total Distributions	(0.77)	(2.13)	(2.41)	(0.07)	(0.15)	(4.23)
Net Asset Value, End of Period	$25.66	$22.37	$22.69	$28.11	$17.13	$19.29
Total Return[2]	18.47%	7.64%	(12.10)%	64.63%	(10.57)%	(11.05)%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.96%	1.01%	1.01%
Net investment income	1.65%[4]	1.36%	0.89%	0.64%	0.36%	0.50%
Expense waiver/reimbursement[5]	0.37%[4]	0.33%	0.33%	0.31%	0.22%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,089	$105,927	$88,206	$97,317	$63,019	$203,935
Portfolio turnover[6]	34%	92%	94%	86%	89%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.40	$22.72	$28.13	$17.15	$19.21	$26.39
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.35	0.24	0.18	0.09	0.08
Net realized and unrealized gain (loss)	3.88	1.47	(3.23)	10.89	(2.09)	(3.02)
Total From Investment Operations	4.08	1.82	(2.99)	11.07	(2.00)	(2.94)
Less Distributions:
Distributions from net investment income	(0.36)	(0.11)	(0.17)	(0.09)	(0.06)	(0.11)
Distributions from net realized gain	(0.43)	(2.03)	(2.25)	—	—	(4.13)
Total Distributions	(0.79)	(2.14)	(2.42)	(0.09)	(0.06)	(4.24)
Net Asset Value, End of Period	$25.69	$22.40	$22.72	$28.13	$17.15	$19.21
Total Return[2]	18.52%	7.67%	(12.00)%	64.64%	(10.47)%	(11.00)%
Ratios to Average Net Assets:
Net expenses[3]	0.81%[4]	0.81%	0.81%	0.91%	0.94%	0.94%
Net investment income	1.75%[4]	1.51%	0.91%	0.70%	0.53%	0.37%
Expense waiver/reimbursement[5]	0.31%[4]	0.30%	0.30%	0.28%	0.21%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,750	$8,744	$5,200	$6,924	$4,644	$8,297
Portfolio turnover[6]	34%	92%	94%	86%	89%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
March 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $2,194,090 of securities loaned and $4,269,775 of investments in affiliated holdings* (identified cost $158,665,182, including $4,269,775 of identified cost in affiliated holdings)	$191,157,738
Cash	17,748
Income receivable	334,818
Income receivable from affiliated holdings	7,779
Receivable for investments sold	1,084,954
Receivable for shares sold	202,158
Total Assets	192,805,195
Liabilities:
Payable for shares redeemed	915,652
Payable for collateral due to broker for securities lending (Note 2)	2,240,177
Payable for investment adviser fee (Note 5)	11,169
Payable for administrative fee (Note 5)	1,602
Payable for auditing fees	16,611
Payable for portfolio accounting fees	34,244
Payable for distribution services fee (Note 5)	8,119
Payable for other service fees (Notes 2 and 5)	11,754
Accrued expenses (Note 5)	32,909
Total Liabilities	3,272,237
Net assets for 7,436,635 shares outstanding	$189,532,958
Net Assets Consist of:
Paid-in capital	$154,895,591
Total distributable earnings (loss)	34,637,367
Total Net Assets	$189,532,958
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($57,592,335 ÷ 2,248,146 shares outstanding), no par value, unlimited shares authorized	$25.62
Offering price per share (100/94.50 of $25.62)	$27.11
Redemption proceeds per share	$25.62
Class C Shares:
Net asset value per share ($6,820,138 ÷ 297,888 shares outstanding), no par value, unlimited shares authorized	$22.90[1]
Offering price per share	$22.90
Redemption proceeds per share (99.00/100 of $22.90)	$22.67
Class R Shares:
Net asset value per share ($13,282,183 ÷ 532,561 shares outstanding), no par value, unlimited shares authorized	$24.94
Offering price per share	$24.94
Redemption proceeds per share	$24.94
Institutional Shares:
Net asset value per share ($102,088,522 ÷ 3,978,566 shares outstanding), no par value, unlimited shares authorized	$25.66
Offering price per share	$25.66
Redemption proceeds per share	$25.66
Class R6 Shares:
Net asset value per share ($9,749,780 ÷ 379,474 shares outstanding), no par value, unlimited shares authorized	$25.69
Offering price per share	$25.69
Redemption proceeds per share	$25.69

*	See information listed after the Fund’s Portfolio of Investments.
1	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
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13

Statement of Operations
Six Months Ended March 31, 2024 (unaudited)

Investment Income:
Dividends (including $91,146 received from affiliated holdings*)	$2,372,733
Net income on securities loaned (includes $19,423 earned from affiliated holdings related to cash collateral balances) (Note 2)	1,188
TOTAL INCOME	2,373,921
Expenses:
Investment adviser fee (Note 5)	792,344
Administrative fee (Note 5)	73,214
Custodian fees	6,435
Transfer agent fees (Note 2)	135,734
Directors’/Trustees’ fees (Note 5)	914
Auditing fees	18,300
Legal fees	5,577
Portfolio accounting fees	52,091
Distribution services fee (Note 5)	55,951
Other service fees (Notes 2 and 5)	75,379
Share registration costs	40,371
Printing and postage	16,181
Miscellaneous (Note 5)	12,784
TOTAL EXPENSES	1,285,275
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(291,850)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(49,647)
TOTAL WAIVERS AND REIMBURSEMENTS	(341,497)
Net expenses	943,778
Net investment income	1,430,143
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $1,583 on sales of investments in affiliated holdings*)	2,336,897
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(321) on investments in affiliated holdings*)	27,734,096
Net realized and unrealized gain (loss) on investments	30,070,993
Change in net assets resulting from operations	$31,501,136

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2024	Year Ended 9/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,430,143	$2,445,914
Net realized gain (loss)	2,336,897	4,488,410
Net change in unrealized appreciation/depreciation	27,734,096	5,803,625
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,501,136	12,737,949
Distributions to Shareholders:
Class A Shares	(1,601,594)	(5,347,735)
Class C Shares	(167,582)	(636,086)
Class R Shares	(389,091)	(1,109,919)
Institutional Shares	(3,543,561)	(8,639,712)
Class R6 Shares	(323,180)	(529,819)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,025,008)	(16,263,271)
Share Transactions:
Proceeds from sale of shares	13,424,469	76,255,842
Net asset value of shares issued to shareholders in payment of distributions declared	5,815,874	15,774,400
Cost of shares redeemed	(43,295,806)	(70,525,518)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,055,463)	21,504,724
Change in net assets	1,420,665	17,979,402
Net Assets:
Beginning of period	188,112,293	170,132,891
End of period	$189,532,958	$188,112,293
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
March 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Clover Small Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if
Semi-Annual Shareholder Report
16

information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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17

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $341,497 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended March 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$38,776	$(10,303)
Class C Shares	4,834	(249)
Class R Shares	7,950	(1,954)
Institutional Shares	82,474	(27,593)
Class R6 Shares	1,700	—
TOTAL	$135,734	$(40,099)
Semi-Annual Shareholder Report
19

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$67,343
Class C Shares	8,036
TOTAL	$75,379
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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20

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of March 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$2,194,090	$2,240,177
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
21

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	88,689	$2,082,025	257,417	$6,072,387
Shares issued to shareholders in payment of distributions declared	66,838	1,576,272	222,549	5,190,486
Shares redeemed	(373,796)	(8,535,379)	(591,100)	(13,963,638)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(218,269)	$(4,877,082)	(111,134)	$(2,700,765)
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	16,028	$337,153	66,467	$1,392,466
Shares issued to shareholders in payment of distributions declared	7,711	160,801	30,175	632,166
Shares redeemed	(39,561)	(825,959)	(99,398)	(2,092,438)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(15,822)	$(328,005)	(2,756)	$(67,806)
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	74,864	$1,713,379	105,904	$2,429,746
Shares issued to shareholders in payment of distributions declared	16,950	389,091	48,849	1,109,919
Shares redeemed	(119,731)	(2,799,522)	(132,789)	(3,035,681)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(27,917)	$(697,052)	21,964	$503,984
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	330,609	$7,768,223	2,343,144	$55,043,741
Shares issued to shareholders in payment of distributions declared	143,445	3,398,501	357,951	8,366,945
Shares redeemed	(1,231,158)	(28,988,717)	(1,852,302)	(43,627,059)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(757,104)	$(17,821,993)	848,793	$19,783,627
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22

	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	66,192	$1,523,689	478,904	$11,317,502
Shares issued to shareholders in payment of distributions declared	12,265	291,209	20,329	474,884
Shares redeemed	(89,313)	(2,146,229)	(337,768)	(7,806,702)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(10,856)	$(331,331)	161,465	$3,985,684
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,029,968)	$(24,055,463)	918,332	$21,504,724
4. FEDERAL TAX INFORMATION
At March 31, 2024, the cost of investments for federal tax purposes was $158,665,182. The net unrealized appreciation of investments for federal tax purposes was $32,492,556. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $37,224,554 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,731,998.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2024, the Adviser voluntarily waived $289,929 of its fee and voluntarily reimbursed $40,099 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2024, the Adviser reimbursed $1,921.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$24,125	$—
Class R Shares	31,826	(9,548)
TOTAL	$55,951	$(9,548)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2024, FSC retained $8,594 of fees paid by the Fund. For the six months ended March 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2024, FSC retained $340 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended March 31, 2024, FSSC received $5,364 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.95%, 1.22%, 0.88% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2024; or (b) the date of the Fund’s next effective Prospectus. Prior to December 1, 2023, the Fee limit of the Class C Shares was 1.94%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended March 31, 2024, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $363,636. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2024, were as follows:
Purchases	$61,539,789
Sales	$87,014,095
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial part of the Fund’s portfolio may be comprised of entities in the financials sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2024, the Fund had no outstanding loans. During the six months ended March 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2024, there were no outstanding loans. During the six months ended March 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,183.60	$6.17
Class C Shares	$1,000	$1,179.20	$10.46
Class R Shares	$1,000	$1,182.80	$6.66
Institutional Shares	$1,000	$1,184.70	$4.81
Class R6 Shares	$1,000	$1,185.20	$4.43
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.35	$5.70
Class C Shares	$1,000	$1,015.40	$9.67
Class R Shares	$1,000	$1,018.90	$6.16
Institutional Shares	$1,000	$1,020.60	$4.45
Class R6 Shares	$1,000	$1,020.95	$4.09

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.92%
Class R Shares	1.22%
Institutional Shares	0.88%
Class R6 Shares	0.81%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Clover Small Value Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the
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Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2021, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Clover Small Value Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report
39

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
41

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
42

Federated Hermes Clover Small Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
CUSIP 31421N808
40449 (5/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
March 31, 2024

Share Class | Ticker	A | BEARX	C | PBRCX	Institutional | PBRIX

Federated Hermes Prudent Bear Fund
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2023 through March 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At March 31, 2024, the Fund’s portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(60.8)%
Derivative Contracts—Short (notional value)[1]	(43.7)%
U.S. Treasury Securities	75.5%
Common Stocks	13.7%
Exchange-Traded Funds	0.1%
Other Security Type[2,3]	0.0%
Cash Equivalents[4]	10.1%
Adjustment for Derivative Contracts (notional value)[1]	40.8%
Collateral on Deposit for Securities Sold Short	63.7%
Other Assets and Liabilities—Net[5]	0.6%
TOTAL	100%
At March 31, 2024, the Fund’s sector composition6 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[7]
Broad Equity Index	88.9%
Information Technology	1.6%
Financials	1.6%
Industrials	1.6%
Consumer Discretionary	1.3%
Health Care	1.2%
Consumer Staples	1.0%
Real Estate	0.8%
Utilities	0.6%
Communication Services	0.6%
Energy	0.5%
Materials	0.3%
TOTAL	100%

1
Derivative contracts may consist of futures, forwards, written options and swaps. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

2	Other Security Type consists of purchased put options.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and
Liabilities.

Semi-Annual Shareholder Report

6
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

7	Includes any short positions on futures contracts.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2024 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURY— 75.5%
	[1,2]	U.S. Treasury Bills— 75.5%
$120,000,000		United States Treasury Bill, 5.140%, 10/3/2024 (IDENTIFIED COST $116,798,137)	$116,843,208
		COMMON STOCKS— 13.7%
		Communication Services— 1.0%
3,600	[3]	Alphabet, Inc., Class A	543,348
1,400	[3]	Baidu, Inc., ADR	147,392
10,000	[3]	Match Group, Inc.	362,800
800	[3]	Meta Platforms, Inc.	388,464
5,000	[3]	Pinterest, Inc.	173,350
		TOTAL	1,615,354
		Consumer Discretionary— 1.2%
1,800	[3]	Alibaba Group Holding Ltd., ADR	130,248
2,400	[3]	Amazon.com, Inc.	432,912
1,800	[3]	Crocs, Inc.	258,840
1,300	[3]	DoorDash, Inc.	179,036
110,000		Dr. Martens PLC	122,093
2,000	[3]	Expedia Group, Inc.	275,500
3,000	[3]	Mobileye Global, Inc.	96,450
8,000	[3]	Portillo’s, Inc.	113,440
2,400		Wynn Resorts Ltd.	245,352
		TOTAL	1,853,871
		Consumer Staples— 1.3%
10,000		Altria Group, Inc.	436,200
1,500		Constellation Brands, Inc., Class A	407,640
10,000	[3]	Grocery Outlet Holding Corp.	287,800
3,000		Kimberly-Clark Corp.	388,050
1,200		Target Corp.	212,652
4,000		WalMart, Inc.	240,680
		TOTAL	1,973,022
		Energy— 0.7%
1,000		Cheniere Energy, Inc.	161,280
10,000		Coterra Energy, Inc., Class A	278,800
8,000		Devon Energy Corp.	401,440
12,000		TXO Partners, LP	215,400
		TOTAL	1,056,920
		Financials— 2.6%
1,000		American Express Co.	227,690
600		Ameriprise Financial, Inc.	263,064
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
800	[3]	Berkshire Hathaway, Inc., Class B	$ 336,416
120,000	[3]	Cab Payments Holdings Ltd.	148,078
10,000		Corebridge Financial, Inc.	287,300
1,800	[3]	Fiserv, Inc.	287,676
2,500		Hartford Financial Services Group, Inc.	257,625
2,000		JPMorgan Chase & Co.	400,600
600		LPL Financial Holdings, Inc.	158,520
5,000		OneMain Holdings, Inc.	255,450
50,000	[3]	Oportun Financial Corp.	121,500
6,000	[3]	PayPal Holdings, Inc.	401,940
2,000		PNC Financial Services Group, Inc.	323,200
7,000		Unum Group	375,620
900		Visa, Inc., Class A	251,172
		TOTAL	4,095,851
		Health Care— 2.2%
1,600		AbbVie, Inc.	291,360
40,000	[3]	AbCellera Biologics, Inc.	181,200
20,000	[3]	Adaptive Biotechnologies Corp.	64,200
2,000		Agilent Technologies, Inc.	291,020
5,000	[3]	Alto Neuroscience, Inc.	76,750
2,500	[3]	Bridgebio Pharma, Inc.	77,300
2,000	[3]	Dexcom, Inc.	277,400
4,000	[3]	Exact Sciences Corp.	276,240
2,222	[3]	Galderma Group AG	156,083
6,000	[3]	Inmode Ltd.	129,660
3,400		Merck & Co., Inc.	448,630
6,000	[3]	Mineralys Therapeutics, Inc.	77,460
5,000	[3]	Mirum Pharmaceuticals, Inc.	125,600
4,000	[3]	Progyny, Inc.	152,600
9,000		Royalty Pharma PLC	273,330
30,000	[3]	Sagimet Biosciences, Inc.	162,600
3,000	[3]	Schrodinger, Inc.	81,000
40,000	[3]	SOPHiA GENETICS S.A.	197,200
		TOTAL	3,339,633
		Industrials— 1.2%
4,000		AECOM	392,320
10,000		Delta Air Lines, Inc.	478,700
30,000	[3]	Eurogroup Laminations S.p.A.	122,147
7,000		KBR, Inc.	445,620
320		Parker-Hannifin Corp.	177,853
8,000	[3]	Shoals Technologies Group, Inc.	89,440
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Industrials— continued
25,000	[3]	Skymark Airlines, Inc.	$ 166,301
		TOTAL	1,872,381
		Information Technology— 1.7%
500	[3]	Adobe, Inc.	252,300
1,000		Apple, Inc.	171,480
10,000	[3]	Arteris, Inc.	73,200
20,000	[3]	Cambium Networks Corp.	86,200
8,000	[3]	Cerence, Inc.	126,000
14,000	[3]	Copperleaf Technologies, Inc.	73,899
6,000	[3]	DocuSign, Inc.	357,300
150		NVIDIA Corp.	135,534
1,600		Qualcomm, Inc.	270,880
1,000	[3]	Salesforce, Inc.	301,180
8,000	[3]	Teradata Corp.	309,360
4,000	[3]	Twilio, Inc.	244,600
8,000	[3]	UiPath, Inc.	181,360
		TOTAL	2,583,293
		Materials— 0.7%
14,000	[3]	Cleveland-Cliffs, Inc.	318,360
8,000	[3]	Ivanhoe Electric, Inc.	78,400
16,000	[3]	Lithium Royalty Corp.	87,764
3,000		LyondellBasell Industries NV	306,840
2,000		Royal Gold, Inc.	243,620
		TOTAL	1,034,984
		Real Estate— 0.4%
16,000		Host Hotels & Resorts, Inc.	330,880
1,000		Public Storage	290,060
		TOTAL	620,940
		Utilities— 0.7%
8,000		Brookfield Renewable Corp.	196,560
2,000		Entergy Corp.	211,360
4,000		National Fuel Gas Co.	214,880
4,000		Southern Co.	286,960
10,000		UGI Corp.	245,400
		TOTAL	1,155,160
		TOTAL COMMON STOCKS (IDENTIFIED COST $21,047,210)	21,201,409
	[3]	PURCHASED PUT OPTIONS— 0.0%
40,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $20,922,800, Exercise Price $480, Expiration Date 4/19/2024	13,000
60,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $31,384,200, Exercise Price $500, Expiration Date 4/12/2024	23,700
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
	[3]	PURCHASED PUT OPTIONS— continued
60,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $31,384,200, Exercise Price $505, Expiration Date 4/5/2024	$ 8,100
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $106,075)	44,800
		EXCHANGE-TRADED FUNDS— 0.1%
10,000	[3]	Sprott Physical Silver Trust	82,900
3,000		Vaneck Vectors Gold Miners ETF	94,860
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $160,479)	177,760
		INVESTMENT COMPANY— 10.1%
15,611,817		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[4] (IDENTIFIED COST $15,611,817)	$15,611,817
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $153,723,718)[5]	153,878,994
		OTHER ASSETS AND LIABILITIES - NET—0.6%[6]	906,928
		TOTAL NET ASSETS—100%	$154,785,922
SECURITIES SOLD SHORT—(60.8)%
Shares			Value
		Broad Equity Index— (49.3)%
3,000		ARK Fintech Innovation ETF	$ 90,990
2,000		ARK Innovation ETF	100,160
800		Invesco QQQ Trust Series 1	355,208
3,500		iShares FTSE/Xinhua China 25	84,245
11,000		iShares MSCI Canada Index Fund	421,080
6,000		iShares MSCI Emerging Markets ETF	246,480
5,000		iShares MSCI Hong Kong Index Fund	77,750
3,000		iShares MSCI Japan ETF	214,050
11,000		iShares MSCI United Kingdom	376,310
500		iShares Russell 2000 ETF	105,150
140,000		S&P Depositary Receipts Trust	73,229,800
1,200		SPDR Dow Jones Industrial Average ETF Trust	477,312
7,000		Vanguard European ETF	471,380
		TOTAL	76,249,915
		Communication Services— (0.6)%
11,400	[3]	Frontier Communications Parent, Inc.	279,300
3,500	[3]	Liberty Broadband Corp.	200,305
4,000	[3]	Liberty Media Corp - Liberty Formula One	262,400
1,200	[3]	Take-Two Interactive Software, Inc.	178,188
		TOTAL	920,193
		Consumer Discretionary— (1.3)%
3,000	[3]	CarMax, Inc.	261,330
Semi-Annual Shareholder Report

Shares			Value
		Consumer Discretionary— continued
2,100		Churchill Downs, Inc.	$ 259,875
2,000	[3]	Floor & Decor Holdings, Inc.	259,240
5,000		General Motors Co.	226,750
1,600		Genuine Parts Co.	247,888
700		Lithia Motors, Inc.	210,602
3,000		Service Corp. International	222,630
1,000	[3]	Tesla, Inc.	175,790
1,400		Whirlpool Corp.	167,482
		TOTAL	2,031,587
		Consumer Staples— (1.1)%
4,700		Campbell Soup Co.	208,915
1,400		Dollar General Corp.	218,484
4,500		Hormel Foods Corp.	157,005
3,800		Kellanova	217,702
6,000		Keurig Dr Pepper, Inc.	184,020
7,000		Kraft Heinz Co./The	258,300
5,000	[3]	Pilgrim’s Pride Corp.	171,600
10,500		Walgreens Boots Alliance, Inc.	227,745
		TOTAL	1,643,771
		Energy— (0.5)%
3,000		DT Midstream, Inc.	183,300
7,000		New Fortress Energy, Inc.	214,130
11,000		NOV, Inc.	214,720
6,000		Williams Cos., Inc.	233,820
		TOTAL	845,970
		Financials— (1.6)%
24,000		AGNC Investment Corp.	237,600
13,000		Annaly Capital Management, Inc.	255,970
3,000		Fidelity National Information Services, Inc.	222,540
14,000		First Horizon Corp.	215,600
4,000		Franklin Resources, Inc.	112,440
800		Gallagher (Arthur J.) & Co.	200,032
1,200		Hanover Insurance Group, Inc.	163,404
4,000		Janus Henderson Group PLC	131,560
2,000		Northern Trust Corp.	177,840
3,000		Prosperity Bancshares, Inc.	197,340
14,000	[3]	Rocket Cos., Inc.	203,700
5,000		Truist Financial Corp.	194,900
5,000		U.S. Bancorp	223,500
		TOTAL	2,536,426
		Health Care— (1.3)%
500	[3]	Bio-Rad Laboratories, Inc., Class A	172,935
2,000	[3]	Cooper Cos., Inc.	202,920
900		Danaher Corp.	224,748
18,000	[3]	Elanco Animal Health, Inc.	293,040
Semi-Annual Shareholder Report

Shares			Value
		Health Care— continued
10,000	[3]	Envista Holdings Corp.	$ 213,800
2,000		Revvity, Inc.	210,000
2,000		SPDR S&P Biotech ETF	189,780
900		Teleflex, Inc.	203,553
700	[3]	Waters Corp.	240,961
		TOTAL	1,951,737
		Industrials— (1.6)%
3,000	[3]	AMERCO	202,620
20,000		CNH Industrial NV	259,200
1,000	[3]	FTI Consulting, Inc.	210,290
1,200		HEICO Corp.	229,200
1,000		Honeywell International, Inc.	205,250
700		IDEX Corp.	170,814
1,000		L3Harris Technologies, Inc.	213,100
10,000		MDU Resources Group, Inc.	252,000
1,400		MSA Safety, Inc.	271,026
2,000		RB Global, Inc.	152,340
2,000		Toro Co.	183,260
9,500	[3]	Vestis Corp.	183,065
		TOTAL	2,532,165
		Information Technology— (1.7)%
1,100		Analog Devices, Inc.	217,569
1,000	[3]	Arrow Electronics, Inc.	129,460
4,000		Avnet, Inc.	198,320
5,600		Bentley Systems, Inc.	292,432
2,900		Cognizant Technology Solutions Corp.	212,541
3,600		Crane NXT Co.	222,840
2,200		Oracle Corp.	276,342
480		Roper Technologies, Inc.	269,203
550	[3]	Teledyne Technologies, Inc.	236,126
600		Texas Instruments, Inc.	104,526
550	[3]	Tyler Technologies, Inc.	233,756
1,500		Universal Display Corp.	252,675
		TOTAL	2,645,790
		Materials— (0.4)%
900		Air Products & Chemicals, Inc.	218,043
2,500		FMC Corp.	159,250
3,500		Silgan Holdings, Inc.	169,960
		TOTAL	547,253
		Real Estate— (0.8)%
2,000		Alexandria Real Estate Equities, Inc.	257,820
1,800		Digital Realty Trust, Inc.	259,272
5,500		Realty Income Corp.	297,550
4,500		Rexford Industrial Realty, Inc.	226,350
Semi-Annual Shareholder Report

Shares		Value
	Real Estate— continued
2,500	Welltower, Inc.	$ 233,600
	TOTAL	1,274,592
	Utilities— (0.6)%
5,000	Alliant Energy Corp.	252,000
3,000	American Electric Power Co., Inc.	258,300
6,500	FirstEnergy Corp.	251,030
2,600	Idacorp, Inc.	241,514
	TOTAL	1,002,844
	Total Securities Sold Short (PROCEEDS $57,976,599)	$94,182,243
At March 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
S&P 500 E-Mini Short Futures	255	$67,683,375	June 2024	$(1,066,627)
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended March 31, 2024, were as follows:
Affiliated	Value as of 9/30/2023	Purchases at Cost	Proceeds from Sales
Affiliated issuers no longer in the portfolio at period end	$850,800	$—	$(1,353,443)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$850,800	$—	$(1,353,443)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 3/31/2024	Shares Held as of 3/31/2024	Dividend Income
$(187,197)	$689,840	$—	—	$—
$(187,197)	$689,840	$—	—	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2023	$53,427,461
Purchases at Cost	$253,629,362
Proceeds from Sales	$(291,445,006)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2024	$15,611,817
Shares Held as of 3/31/2024	15,611,817
Dividend Income	$672,915

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
2	Discount rate(s) at time of purchase.
3	Non-income-producing security.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$116,843,208	$—	$116,843,208
Equity Securities:
Common Stocks
Domestic	19,136,694	—	—	19,136,694
International	1,506,096	558,619	—	2,064,715
Purchased Put Options	44,800	—	—	44,800
Exchange-Traded Funds	177,760	—	—	177,760
Investment Company	15,611,817	—	—	15,611,817
TOTAL SECURITIES	$36,477,167	$117,401,827	$—	$153,878,994
Other Financial Instruments:
Liabilities
Securities Sold Short	$(94,182,243)	$—	$—	$(94,182,243)
Futures Contracts	(1,066,627)	—	—	(1,066,627)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(95,248,870)	$—	$—	$(95,248,870)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.13	$8.68	$7.79	$10.11	$12.58	$13.27
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.31	(0.09)	(0.23)	(0.19)	0.10
Net realized and unrealized gain (loss)	(1.11)	(1.86)	0.98	(2.09)	(2.21)	(0.79)
Total From Investment Operations	(0.95)	(1.55)	0.89	(2.32)	(2.40)	(0.69)
Less Distributions:
Distributions from net investment income	(0.77)	—	—	—	(0.07)	—
Net Asset Value, End of Period	$5.41	$7.13	$8.68	$7.79	$10.11	$12.58
Total Return[2]	(14.02)%	(17.86)%	11.42%	(22.95)%	(19.15)%	(5.20)%
Ratios to Average Net Assets:
Net expenses[3]	2.62%[4]	2.67%	2.65%	3.02%	2.85%	2.84%
Net expenses excluding dividends and other expenses related to short sales	1.78%[4]	1.77%	1.78%	1.78%	1.78%	1.78%
Net investment income (loss)	5.08%[4]	4.11%	(1.16)%	(2.68)%	(1.65)%	0.74%
Expense waiver/reimbursement[5]	0.14%[4]	0.03%	0.04%	0.11%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,950	$62,984	$77,378	$40,185	$59,987	$53,827
Portfolio turnover[6]	47%	137%	201%	148%	247%	313%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$6.08	$7.46	$6.74	$8.81	$10.98	$11.67
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.22	(0.12)	(0.25)	(0.25)	0.00[2]
Net realized and unrealized gain (loss)	(0.93)	(1.60)	0.84	(1.82)	(1.92)	(0.69)
Total From Investment Operations	(0.82)	(1.38)	0.72	(2.07)	(2.17)	(0.69)
Less Distributions:
Distributions from net investment income	(0.73)	—	—	—	—	—
Net Asset Value, End of Period	$4.53	$6.08	$7.46	$6.74	$8.81	$10.98
Total Return[3]	(14.27)%	(18.50)%	10.68%	(23.50)%	(19.76)%	(5.91)%
Ratios to Average Net Assets:
Net expenses[4]	3.39%[5]	3.45%	3.42%	3.77%	3.63%	3.59%
Net expenses excluding dividends and other expenses related to short sales	2.53%[5]	2.52%	2.53%	2.53%	2.53%	2.53%
Net investment income (loss)	4.32%[5]	3.36%	(1.89)%	(3.44)%	(2.46)%	0.01%
Expense waiver/reimbursement[6]	0.14%[5]	0.03%	0.04%	0.11%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,898	$16,981	$17,104	$8,018	$12,696	$10,422
Portfolio turnover[7]	47%	137%	201%	148%	247%	313%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.37	$8.95	$8.02	$10.38	$12.92	$13.59
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.34	(0.06)	(0.21)	(0.22)	0.14
Net realized and unrealized gain (loss)	(1.15)	(1.92)	0.99	(2.15)	(2.21)	(0.81)
Total From Investment Operations	(0.97)	(1.58)	0.93	(2.36)	(2.43)	(0.67)
Less Distributions:
Distributions from net investment income	(0.79)	—	—	—	(0.11)	—
Net Asset Value, End of Period	$5.61	$7.37	$8.95	$8.02	$10.38	$12.92
Total Return[2]	(13.86)%	(17.65)%	11.60%	(22.74)%	(18.97)%	(4.93)%
Ratios to Average Net Assets:
Net expenses[3]	2.19%[4]	2.43%	2.42%	2.69%	2.64%	2.56%
Net expenses excluding dividends and other expenses related to short sales	1.53%[4]	1.52%	1.53%	1.53%	1.53%	1.53%
Net investment income (loss)	5.48%[4]	4.37%	(0.76)%	(2.38)%	(1.79)%	1.03%
Expense waiver/reimbursement[5]	0.12%[4]	0.03%	0.03%	0.11%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,938	$362,247	$406,207	$116,071	$196,933	$77,603
Portfolio turnover[6]	47%	137%	201%	148%	247%	313%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $15,611,817 of investments in affiliated holdings* (identified cost $153,723,718, including $15,611,817 of identified cost in affiliated holdings)	$153,878,994
Cash	3,624
Cash denominated in foreign currencies (identified cost $462,779)	462,778
Deposit at broker for short sales	98,627,453
Income receivable	42,603
Income receivable from affiliated holdings	107,554
Interest receivable on short positions	119,527
Receivable for investments sold	401,038
Receivable for shares sold	164,930
Total Assets	253,808,501
Liabilities:
Securities sold short, at value (proceeds $57,976,599)	94,182,243
Dividends payable on short positions	281,791
Payable for investments purchased	4,185,509
Payable for shares redeemed	128,100
Payable for variation margin on futures contracts	3,165
Payable for investment adviser fee (Note 5)	18,865
Payable for administrative fee (Note 5)	1,313
Payable for distribution services fee (Note 5)	8,965
Payable for other service fees (Notes 2 and 5)	18,037
Accrued expenses (Note 5)	194,591
Total Liabilities	99,022,579
Net assets for 28,466,129 shares outstanding	$154,785,922
Net Assets Consist of:
Paid-in capital	$1,238,516,207
Total distributable earnings (loss)	(1,083,730,285)
Total Net Assets	$154,785,922
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($44,949,775 ÷ 8,304,021 shares outstanding), no par value, unlimited shares authorized	$5.41
Offering price per share (100/94.50 of $5.41)	$5.72
Redemption proceeds per share	$5.41
Class C Shares:
Net asset value per share ($13,898,471 ÷ 3,070,384 shares outstanding), no par value, unlimited shares authorized	$4.53
Offering price per share	$4.53
Redemption proceeds per share (99.00/100 of $4.53)	$4.48
Institutional Shares:
Net asset value per share ($95,937,676 ÷ 17,091,724 shares outstanding), no par value, unlimited shares authorized	$5.61
Offering price per share	$5.61
Redemption proceeds per share	$5.61

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2024 (unaudited)

Investment Income:
Interest	$9,063,064
Dividends (including $672,915 received from affiliated holdings* and net of foreign taxes withheld of $2,465)	253,190
TOTAL INCOME	9,316,254
Expenses:
Investment adviser fee (Note 5)	1,519,547
Administrative fee (Note 5)	96,809
Custodian fees	31,475
Transfer agent fees	191,255
Directors’/Trustees’ fees (Note 5)	1,516
Auditing fees	20,666
Legal fees	5,580
Portfolio accounting fees	52,597
Distribution services fee (Note 5)	58,607
Other service fees (Notes 2 and 5)	87,042
Share registration costs	59,038
Printing and postage	23,987
Miscellaneous (Note 5)	14,191
Expenses related to short positions	863,622
TOTAL EXPENSES	3,025,932
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(150,517)
Net expenses	2,875,415
Net investment income	6,440,839
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts and Short Sales:
Net realized loss on investments (including net realized gain of $689,840 on sales of investments in affiliated holdings*)	$(6,708,415)
Net realized gain on foreign currency transactions	7,130
Net realized loss on futures contracts	(10,581,426)
Net realized loss on short sales	(18,176,089)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(187,197) on investments in affiliated holdings*)	8,810,304
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(661)
Net change in unrealized appreciation of futures contracts	(9,538,235)
Net change in unrealized depreciation of securities sold short	(6,094,156)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and short sales	(42,281,548)
Change in net assets resulting from operations	$(35,840,709)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2024	Year Ended 9/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,440,839	$21,533,783
Net realized gain (loss)	(35,458,800)	(81,812,580)
Net change in unrealized appreciation/depreciation	(6,822,748)	(49,310,144)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(35,840,709)	(109,588,941)
Distributions to Shareholders:
Class A Shares	(6,384,663)	—
Class C Shares	(2,034,326)	—
Institutional Shares	(14,389,390)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,808,379)	—
Share Transactions:
Proceeds from sale of shares	92,588,285	792,515,796
Net asset value of shares issued to shareholders in payment of distributions declared	22,639,352	—
Cost of shares redeemed	(344,004,564)	(741,404,334)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(228,776,927)	51,111,462
Change in net assets	(287,426,015)	(58,477,479)
Net Assets:
Beginning of period	442,211,937	500,689,416
End of period	$154,785,922	$442,211,937
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense reimbursement of $150,517 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended March 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$67,506
Class C Shares	19,536
TOTAL	$87,042
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2024, the Fund did not
Semi-Annual Shareholder Report

have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage market and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $109,083,982. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase returns and to manage individual security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $659,217 and $14,571, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated
Semi-Annual Shareholder Report

to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended March 31, 2024, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(18,176,089) and $(6,094,156), respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts		$—	Payable for variation margin on futures contracts	$1,066,627*
Equity contracts	Purchased options, within Investment in securities at value	44,800		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$44,800		$1,066,627

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$(10,581,426)	$(4,119,298)	$(14,700,724)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$(9,538,235)	$93,391	$(9,444,844)

1	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,579,309	$9,722,270	8,442,402	$64,910,861
Shares issued to shareholders in payment of distributions declared	1,076,084	6,241,286	—	—
Shares redeemed	(3,186,773)	(19,590,111)	(8,517,826)	(65,275,868)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(531,380)	$(3,626,555)	(75,424)	$(365,007)
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	269,029	$1,476,191	1,019,988	$6,801,995
Shares issued to shareholders in payment of distributions declared	418,586	2,034,326	—	—
Shares redeemed	(412,068)	(2,144,873)	(519,081)	(3,329,965)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	275,547	$1,365,644	500,907	$3,472,030
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	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,108,113	$81,389,824	89,974,363	$720,802,940
Shares issued to shareholders in payment of distributions declared	2,389,973	14,363,740	—	—
Shares redeemed	(46,557,277)	(322,269,580)	(86,185,833)	(672,798,501)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(32,059,191)	$(226,516,016)	3,788,530	$48,004,439
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(32,315,024)	$(228,776,927)	4,214,013	$51,111,462
4. FEDERAL TAX INFORMATION
At March 31, 2024, the cost of investments for federal tax purposes was $153,723,718. The net unrealized depreciation of investments for federal tax purposes was $911,351. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $155,276 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,066,627. The amounts presented are inclusive of derivative contracts.
As of September 30, 2023, the Fund had a capital loss carryforward of $1,000,276,808 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$754,552,488	$245,724,320	$1,000,276,808
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2024, the Adviser voluntarily waived $141,490 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2024, the Adviser reimbursed $9,027.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2024, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$58,607
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2024, FSC retained $13,911 of fees paid by the Fund.
For the six months ended March 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2024, FSC retained $5,310 in sales charges from the sale of Class A Shares. FSC also retained $5,664 of CDSC relating to redemptions of Class A Shares and $1,773 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended March 31, 2024, FSSC received $5,352 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.78%, 2.53% and 1.53% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2024, or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2024, were as follows:
Purchases	$18,774,433
Sales	$72,769,950
7. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2024, the Fund had no outstanding loans. During the six months ended March 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2024, there were no outstanding loans. During the six months ended March 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$859.80	$12.18
Class C Shares	$1,000	$857.30	$15.74
Institutional Shares	$1,000	$861.40	$10.19
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,011.90	$13.18
Class C Shares	$1,000	$1,008.05	$17.02
Institutional Shares	$1,000	$1,014.05	$11.03

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	2.62%
Class C Shares	3.39%
Institutional Shares	2.19%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Prudent Bear Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance was at the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
Semi-Annual Shareholder Report

other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Prudent Bear Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Prudent Bear Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N709
CUSIP 31421N600
CUSIP 31421N501
40432 (5/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Equity Funds

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date May 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 24, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date May 24, 2024